Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 6 - Property and equipment, net

Property and equipment consisted of the following as of the date indicated:

	December 31, 2019	December 31, 2018
Office equipment and furniture	$21,755	$14,567
Leasehold improvements	$11,192	$-
Less: accumulated depreciation	$(10,333)	$(4,991)
Plant and equipment, net	$22,614	$9,576

Depreciation expenses were $5,445, $2,644 and $2,347 for the years ended December 31, 2019, 2018 and 2017, respectively.